Document and Entity Information	Oct. 07, 2020
Cover [Abstract]
Entity Registrant Name	EATON VANCE CORP
Amendment Flag	false
Entity Central Index Key	0000350797
Current Fiscal Year End Date	--10-31
Document Type	8-K
Document Period End Date	Oct. 07, 2020
Entity Incorporation State Country Code	MD
Entity File Number	1-8100
Entity Tax Identification Number	04-2718215
Entity Address, Address Line One	Two International Place
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	(617)
Local Phone Number	482-8260
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Non-Voting Common Stock, $0.00390625 par value
Trading Symbol	EV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false